Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments at fair value through other comprehensive income (FVTOCI)	$ 33,810	$ 132,160